Provisions and contingent liabilities - Additional information (Details) R$ in Thousands	Dec. 31, 2022 BRL (R$) claim	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Disclosure of contingent liabilities [line items]
Other provisions	R$ 43,541	R$ 29,308	R$ 19,711	R$ 15,193
Tax
Disclosure of contingent liabilities [line items]
Other provisions		10,374
Civil
Disclosure of contingent liabilities [line items]
Other provisions	R$ 20,419	12,539
Number of civil and administrative claims for which the likelihood of loss has been classified as probable | claim	181
Labor
Disclosure of contingent liabilities [line items]
Other provisions	R$ 7,908	R$ 6,395